SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 CAD ($) $ / shares shares
Statement [Line Items]
Issue of common share	3,129,100	3,129,100
Gross proceeds from issue of share | $	$ 12,267
Stock Options Exercises [Member]
Statement [Line Items]
Issue of common share	171,250	171,250
Stock options exercised	171,250	171,250
Gross proceeds from issue of share | $		$ 243
Exercise price | $ / shares		$ 1.42